DECHERT
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006


March 6, 2002



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Lord Asset Management Trust
         File No. 33-75138

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned has been authorized by Lord Asset Management Trust (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

1. the forms of Prospectus and Statement of Additional Information dated March 1, 2002 describing the shares of the Trust's three separate investment series, Thomas White American Enterprise Fund, Thomas White American Opportunities Fund and Thomas White International Fund, that would have been filed under Rule 497(c) under the 1933 Act do not differ from the forms contained in the Trust's most recent amendment to its registration statement, Post-Effective Amendment No. 12, which was filed on January 30, 2002; and

2.   the text of Post-Effective Amendment No. 12 was filed electronically.

No fees are required in connection with this filing. Please call the undersigned at 202.261.3386 if you have any questions regarding this matter.

Very truly yours,


/s/ Keith T. Robinson